5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

February 27, 2008

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Depositor" and "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"), 1940 Act No. 811-08868
         Ameritas Low-Load Survivorship Variable Universal Life Insurance, 1933 Act No. 333-76359
         Post-Effective Amendment No. 9 on Form N-6 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2008.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been provided to the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-76359 Form N-6, Post-Effective Amendment No. 2, submitted February 25, 2003. The registration was subsequently amended under Rule 485(b) on April 18, 2003, April 16, 2004, April 21, 2005, April 21, 2006 and April 20,
          2007.

     (b) The primary purposes of this Amendment are (1) to add new variable investment options and (2) to add a cross-reference to underlying portfolio prospectuses for information on restrictions and potential risks regarding mixed and shared funding.

Revisions related to (1) the new investment options and (2) the reference to portfolio prospectuses are located on the following pages of the prospectus:

(1) (a) Pages 6-7. The expense chart is updated to list all underlying portfolios for the subaccounts and indicate by a new footnote that the names used on this chart are short cites. We have not yet received portfolio expense information from the funds, therefore, numbers on the expense chart will be provided by a subsequent amendment to be submitted under Rule 485(b).

(1)(b) Pages 10-11. The underlying portfolio objectives chart is revised to conform to Form N-6 requirements (including names of sub-advisers) and to list additions planned for May 1, 2008. (We have distributed this information to the fund companies and will update further, including any additional listing of sub-advisers, in a subsequent amendment to be filed under Rule 485(b).)

(2) Page 10. The Separate Account Variable Investment Options section disclosure is revised to update the cross-reference to the portfolio prospectuses for information regarding restrictions and potential risks related to investment in the subaccounts, as well as information and risks regarding mixed and shared funding for portfolios that may be offered through other variable life insurance products, individual variable annuities, and qualified pension and retirement plans, and to disclose how to obtain a copy of the portfolio prospectuses.

In addition to changes related to the additional investment options and the reference to portfolio prospectuses, we made the following other revisions to the prospectus and Statement of Additional Information ("SAI") as part of our annual update:

1. Page 1. May 1, 2008 is added as the proposed effective date for the prospectus.

2.   Page 2. The Table of Contents is updated for additions and revised order.

3.   Page 3. Reference to the Policy was replaced.

4. Page 3. The Depositor name and address were added, in conformance with Form N-6.

5. Pages 4-5. Revised lead-in language to charts. Footnotes were revised and re-ordered.

6. Page 5. The portfolio expense minimum-maximum chart is updated for date references. After we receive expense information from the fund companies, minimum and maximum expenses will be provided by a subsequent amendment to be submitted under Rule 485(b).

7. Page 11. Disclosure is added that an affiliate is the underwriter for certain portfolios. (Current disclosure already identifies certain funds and their advisers as affiliates.)

8. Page 16. Disclosure is added to the model asset allocation text stating that some fund companies are affiliated with the Depositor. (This information is also disclosed following the portfolio objectives chart.)

9. Pages 21 and 29: Two sections, Legal Proceedings and How to Get Financial Statements, were moved from page 21 to page 29, to be more consistent with the order of presentation described in Form N-6.

10. Page 25. Partial Surrender Rules were revised by inserting additional disclosure of risks related to use of facsimile signatures. (The initial statement of these risks is found in the box on page 2.)

11.  Pages 27-29. The Tax Matters section is updated.

12.  Last Page: A section on IMSA membership is added.

13. SAI page 1. Revised for the May 1, 2008 effective date of the SAI and prospectus.

14.  SAI page 2. Distribution expenses are updated.

15. SAI page 2. Reference to the NASD is replaced with "Financial Industry Regulatory Authority."

16. SAI page 4. "Model Asset Allocation Program" is added to the asset allocation section heading.

17. SAI page 5. Disclosure that an affiliate is the distributor for certain funds is added. Discussion of the affiliate's former advisory role is deleted, as the affiliate no longer serves in an advisory capacity to any of the funds.


18. SAI page 5. Financial information dates are updated. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b), therefore auditor information is not included in this submission.

19. Revisions to clarify text were made on pages 4, 8, 9, 14, 15, 16, 20, 23, Last Page, SAI pages 1, 2, and 5. Minor typographical corrections are not marked.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings: staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing: and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure